Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2016
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment

Cost by major category and accumulated depreciation are summarized as follows:

	March 31,
	2016	2015
	(dollars in thousands)
Land and Quarries	$384,688	$345,991
Plants	1,498,387	1,378,497
Buildings, Machinery and Equipment	165,086	151,627
Construction in Progress	24,615	86,100
	2,072,776	1,962,215
Accumulated Depreciation	(817,465)	(740,396)
	$1,255,311	$1,221,819